Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss [Line Items]
Accounts receivable , net	$ 9,374	$ 13,000
Within 90 days [Member]
Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net of Allowance for Expected Credit Loss [Line Items]
Accounts receivable , net	$ 9,374	$ 13,000